Document and Entity Information	9 Months Ended
Sep. 30, 2015
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Sep. 30, 2015
Trading Symbol	GBSN
Entity Registrant Name	Great Basin Scientific, Inc.
Entity Central Index Key	0001512138
Entity Filer Category	Smaller Reporting Company